UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-03541
Asset Management Fund

(Exact name of registrant as specified in charter)

230 West Monroe Street, Chicago, IL	60606

(Address of principal executive offices)	(Zip code)

Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-527-3713
Date of fiscal year end: 10/31/09
Date of reporting period: 4/30/09
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ASSET MANAGEMENT FUND
230 West Monroe Street
Chicago, IL 60606

ASSET MANAGEMENT FUND

Managed by:
Shay Assets Management, Inc.

SEMI-ANNUAL REPORT
April 30, 2009

ASSET MANAGEMENT FUND
MONEY MARKET FUND
STATEMENT OF NET ASSETS
April 30, 2009 (Unaudited)

	Percentage
	of Net	Principal
	Assets	Amount	Value

REPURCHASE AGREEMENT	100.2%
Citigroup Repo, 0.15%, (Agreement dated 4/30/09 to be repurchased at $32,447,135 on 5/1/09. Collateralized by Fixed Rate and Adjustable Rate U.S. Government Mortgage-Backed Securities, 4.44%-6.00%, with a value of $33,095,940, due 2/15/33-12/1/34)		$32,447,000	$32,447,000

TOTAL REPURCHASE AGREEMENTS			32,447,000

TOTAL INVESTMENTS (Cost $32,447,000)(a)	100.2%		32,447,000

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)%		(54,498)

Net Assets applicable to 32,406,774 Shares of Common Stock issued and outstanding	100.0%		$32,392,502

Net Asset Value, Class I offering and redemption price per share ($26,961,121 ÷ 26,974,962)			$1.00

Net Asset Value, Class D offering and redemption price per share ($5,431,381 ÷ 5,431,812)			$1.00

(a)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
STATEMENT OF NET ASSETS
April 30, 2009 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	61.8%
1 Yr. Constant Maturity Treasury Based ARMS	17.3%
Bear Stearns Adjustable Rate Mortgage Trust
4.90%		3/25/31	$1,874,742	$1,638,934
CS First Boston Mortgage Securities Corp.
6.45%		11/25/31	708,889	609,994
4.15%		6/25/32	527,391	387,479
Fannie Mae
4.71%		7/1/28	3,188,880	3,257,418
4.36%		8/1/29	2,734,514	2,769,816
5.11%		3/1/30	358,582	371,088
4.52%		1/1/32	4,949,451	5,038,007
4.05%		5/1/33	1,713,577	1,743,604
4.35%		9/1/33	4,205,657	4,286,734
3.96%		1/1/35	13,026,957	13,209,869
5.07%		5/25/42	7,406,727	7,388,210
Fannie Mae Grantor Trust
5.39%		5/25/42	14,177,247	14,141,804
4.95%		8/25/43	14,076,844	14,156,026
Fannie Mae Whole Loan
5.42%		8/25/42	13,319,632	13,269,684
5.68%		8/25/42	4,145,792	4,135,428
5.39%		4/25/45	25,399,299	25,244,023
FHLMC Structured Pass-Through Securities
5.46%		3/25/44	2,949,305	2,986,172
3.03%		7/25/44	4,345,183	4,282,721
Fifth Third Mortgage Loan Trust
3.99%		11/19/32	3,819,584	3,346,354
Freddie Mac
5.65%		10/1/22	1,486,070	1,538,489
5.51%		8/1/24	1,341,161	1,396,483
4.50%		9/1/27	1,663,847	1,690,096
4.58%		12/1/27	1,632,815	1,660,011
4.67%		12/1/27	1,664,542	1,694,003
4.54%		9/1/28	11,653,535	11,842,264
4.65%		9/1/30	1,223,625	1,240,429
4.66%		7/1/31	7,180,911	7,298,821
See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (continued)
STATEMENT OF NET ASSETS
April 30, 2009 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (continued)
WAMU Mortgage Pass-Through Certificates
2.91%		4/25/44	$4,684,149	$2,640,818

				153,264,779

6 Mo. Certificate of Deposit Based ARMS	0.6%
Fannie Mae
4.00%		6/1/21	1,583,695	1,580,412
4.82%		12/1/24	2,476,559	2,506,295
Freddie Mac
5.06%		1/1/26	860,135	871,046

				4,957,753

6 Mo. London Interbank Offering Rate (LIBOR) Based ARMS	5.2%
Bear Stearns Adjustable Rate Mortgage Trust
5.95%		3/25/31	332,464	254,024
Fannie Mae
3.04%		9/1/27	3,719,632	3,734,481
3.77%		3/1/28	3,543,887	3,574,549
4.58%		6/1/28	576,600	589,794
3.69%		9/1/33	1,552,637	1,556,281
3.55%		11/1/33	2,848,977	2,854,100
4.03%		11/1/33	1,608,311	1,619,652
Freddie Mac
5.24%		9/1/30	3,990,151	4,017,584
Mastr Adjustable Rate Mortgages Trust
5.41%		1/25/34	1,060,945	819,580
MLCC Mortgage Investors, Inc.
4.41%		10/25/28	7,231,626	5,559,313
Structured Asset Mortgage Investments, Inc.
4.25%		7/19/32	3,000,803	2,322,340
4.63%		11/19/33	3,298,568	2,569,791
4.73%		12/19/33	6,003,545	4,652,747
See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (continued)
STATEMENT OF NET ASSETS
April 30, 2009 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (continued)
Structured Asset Securities Corp.
4.16%		5/25/32	$1,227,100	$1,002,004
5.12%		11/25/32	1,783,261	1,375,897
6.07%		12/25/32	1,336,217	735,755
5.50%		2/25/33	1,865,570	1,042,387
5.30%		3/25/33	2,041,947	1,571,661
5.30%		5/25/33	3,638,213	2,899,201
5.29%		9/25/33	3,894,520	3,096,144

				45,847,285

Cost of Funds Index Based ARMS	5.8%
Fannie Mae
4.99%		2/1/28	17,747,671	18,168,930
3.71%		8/1/33	10,825,017	10,963,058
3.37%		11/1/36	12,856,345	13,018,540
3.25%		6/1/38	9,242,500	9,362,847

				51,513,375

HYBRID ARMS	15.5%
Banc of America Funding Corp.
3.99%		5/25/35	10,676,456	4,881,142
4.60%		2/20/36	3,966,299	565,898
Banc of America Mortgage Securities
4.59%		7/25/33	2,886,606	1,154,642
5.30%		4/25/35	11,999,545	7,592,752
5.30%		7/25/35	15,138,699	11,160,659
Bear Stearns Adjustable Rate Mortgage Trust
5.11%		8/25/35	9,587,659	2,083,450
Chase Mortgage Finance Corp.
5.41%		1/25/36	6,594,836	1,848,135
Countrywide Home Loans
3.94%		11/19/33	2,519,532	1,029,421
5.85%		5/20/36	2,734,363	580,888
First Horizon Alternative Mortgage Securities
5.24%		6/25/35	6,747,786	2,716,418
First Horizon Mortgage Pass-Through Trust
5.20%		12/25/34	2,167,337	1,308,799
5.31%		6/25/35	10,678,050	7,736,964
See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (continued)
STATEMENT OF NET ASSETS
April 30, 2009 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (continued)
GMAC Mortgage Corporation Loan Trust
5.21%		11/19/35	$13,272,096	$9,247,966
GSR Mortgage Loan Trust
4.41%		9/25/35	15,380,122	3,656,626
5.17%		10/25/35	11,489,202	3,749,135
JP Morgan Mortgage Trust
4.81%		7/25/35	6,772,882	969,818
Mastr Adjustable Rate Mortgages Trust
6.72%		10/25/32	729,473	724,814
Merrill Lynch Mortgage Investors Trust
4.78%		2/25/34	3,700,256	2,244,242
Morgan Stanley Mortgage Loan Trust
4.66%		2/25/34	4,668,336	3,292,775
4.72%		9/25/34	2,940,064	1,718,193
5.34%		6/25/36	8,172,308	1,208,786
Provident Funding Mortgage Loan Trust
3.96%		4/25/34	1,809,486	1,173,397
Residential Accredit Loans, Inc.
5.14%		4/25/35	5,750,350	862,895
Structured Adjustable Rate Mortgage Loan Trust
4.56%		5/25/34	7,977,666	2,799,919
6.01%		5/25/36	6,784,410	265,338
WAMU Mortgage Pass-Through Certificates
3.90%		6/25/33	1,658,687	942,147
5.30%		1/25/37	68,928,356	33,415,564
Wells Fargo Mortgage Backed Securities Trust
3.72%		9/25/34	6,434,253	2,003,685
4.54%		11/25/34	9,033,293	4,614,618
4.20%		12/25/34	12,111,533	5,583,310
5.03%		4/25/35	14,298,932	12,710,662
5.09%		3/25/36	13,598,925	1,530,352
5.64%		5/25/36	7,577,830	1,687,474

				137,060,884

MONTHLY London Interbank Offering Rate (LIBOR) Collateralized Mortgage Obligations	17.4%
Adjustable Rate Mortgage Trust
0.64%		3/25/37	11,284,452	1,803,175
See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (continued)
STATEMENT OF NET ASSETS
April 30, 2009 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (continued)
Banc of America Funding Corp.
0.74%		2/20/47	$7,653,557	$192,563
Fannie Mae
0.85%		9/18/31	3,018,870	2,959,489
Freddie Mac
0.65%		4/15/30	12,277,761	12,139,211
Greenpoint Mortgage Funding Trust
0.75%		10/25/45	8,118,820	3,402,452
GSR Mortgage Loan Trust
0.79%		3/25/32	1,362,574	1,319,143
Indymac INDX Mortgage Loan Trust
0.74%		2/25/37	8,391,000	91,378
0.77%		2/25/37	3,452,000	37,040
0.79%		2/25/37	2,262,000	23,638
JP Morgan Alternative Loan Trust
0.66%		11/25/36	4,363,367	725,299
0.75%		11/25/36	11,260,435	563,022
Lehman XS Trust
0.60%		3/25/37	54,654,134	26,438,937
Merrill Lynch Mortgage Investors Trust
0.64%		7/25/36	5,717,517	1,955,179
Morgan Stanley Mortgage Loan Trust
0.68%		8/25/36	17,722,297	2,813,415
0.68%		9/25/36	6,814,785	725,885
0.68%		10/25/36	8,103,643	1,110,834
0.69%		11/25/36	12,257,249	1,662,355
Nomura Asset Acceptance Corp.
0.79%		12/25/35	3,248,449	703,091
Residential Accredit Loans, Inc.
0.66%		7/25/36	12,614,087	5,212,801
Structured Adjustable Rate Mortgage Loan Trust
0.65%		2/25/37	7,520,663	1,315,076
Thornburg Mortgage Securities Trust
0.57%		7/25/36	40,582,807	33,930,319
0.62%		9/25/46	31,388,964	27,602,667
See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (continued)
STATEMENT OF NET ASSETS
April 30, 2009 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (continued)
Wells Fargo Mortgage Backed Securities Trust
0.94%		6/25/37	$23,855,543	$13,955,493
0.94%		6/25/37	21,732,156	12,713,311

				153,395,773

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				546,039,849

FIXED RATE MORTGAGE-RELATED SECURITIES	35.5%
Collateralized Mortgage Obligations	35.5%
Countrywide Home Loans
6.00%		12/25/36	13,684,490	10,114,632
Fannie Mae
4.00%		2/25/23	19,530,385	20,005,683
4.00%		10/25/23	9,239,571	9,464,517
4.00%		3/25/24	23,370,250	23,976,808
4.50%		3/25/24	20,658,777	21,430,787
5.00%		3/25/24	14,183,171	14,874,232
5.50%		9/25/24	4,964,090	5,010,116
4.50%		12/25/25	9,751,579	9,835,083
5.50%		8/25/27	7,986,549	8,145,325
5.50%		8/25/28	4,274,222	4,286,179
6.00%		1/25/29	5,612,395	5,767,397
5.00%		5/25/32	11,761,106	12,191,631
Freddie Mac
4.50%		12/15/13	16,187,659	16,451,377
4.00%		8/15/23	33,004,099	33,760,738
4.00%		4/15/24	7,362,667	7,351,316
5.00%		9/15/24	3,260,274	3,289,764
5.50%		2/15/33	14,701,381	15,350,025
4.00%		4/15/37	7,910,921	8,030,069
Government National Mortgage Association
3.65%		9/16/17	11,607,481	11,621,991
2.27%		7/16/18	3,130,501	3,127,312
4.03%		5/16/22	4,684,724	4,721,404
4.49%		10/16/25	5,976,008	6,079,817
5.08%		1/16/30	1,781,227	1,835,777
4.50%		10/20/33	14,673,032	14,949,579
5.00%		8/20/35	17,035,677	17,591,401
4.50%		11/20/36	16,377,429	16,630,095
See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (concluded)
STATEMENT OF NET ASSETS
April 30, 2009 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

FIXED RATE MORTGAGE-RELATED SECURITIES (continued)
Residential Accredit Loans, Inc.
6.00%		12/25/35	$8,672,568	$6,506,334
Residential Asset Securitization Trust
5.50%		9/25/35	1,349,369	1,346,599

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				313,745,988

REPURCHASE AGREEMENT	2.7%
Citigroup Repo, 0.15%, (Agreement dated 4/30/09 to be repurchased at $23,476,098 on 5/1/09. Collateralized by various Adjustable Rate U.S. Government Mortgage-Backed Securities, 4.99%-5.46%, with a value of $23,945,521, due 3/1/37-8/1/38)			23,476,000	23,476,000

TOTAL REPURCHASE AGREEMENTS				23,476,000

TOTAL INVESTMENTS (Cost $1,234,020,792)(a)	100.0%			883,261,837
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0%			376,948

Net Assets applicable to 126,024,412 Shares of Common Stock issued and outstanding	100.0%			$883,638,785

Net Asset Value, offering and redemption price per share ($883,638,785 ÷ 126,024,412)				$7.01

*	The rates presented are the rates in effect at April 30, 2009.

(a)	Represents cost for financial reporting purposes.

FHLMC	Federal Home Loan Mortgage Corporation

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
STATEMENT OF NET ASSETS
April 30, 2009 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	80.6%
1 Yr. Constant Maturity Treasury Based ARMS	35.2%
Fannie Mae
4.99%		10/1/28	$257,219	$261,857
4.78%		12/1/30	616,042	633,012
4.52%		1/1/32	2,210,269	2,249,815
4.51%		7/1/33	964,960	980,799
Freddie Mac
4.40%		11/1/28	189,531	193,011
5.02%		1/1/29	793,780	819,912
4.50%		7/1/30	723,834	735,667
4.48%		9/1/30	123,180	125,478
4.82%		8/1/31	1,478,171	1,511,423
Fund America Investors Corp. II
4.55%		6/25/23	536,570	479,978
WAMU Mortgage Pass-Through Certificates
2.91%		4/25/44	334,651	188,669

				8,179,621

6 Mo. London Interbank Offering Rate (LIBOR) Based ARMS	2.1%
Structured Adjustable Rate Mortgage Loan Trust
5.04%		8/25/34	540,260	292,583
Structured Asset Securities Corp.
5.12%		11/25/32	128,394	99,064
5.12%		11/25/32	128,394	95,694

				487,341

Cost of Funds Index Based ARMS	1.1%
Regal Trust IV
4.66%		9/29/31	197,513	178,249
Ryland Mortgage Securities Corp.
4.87%		10/25/23	78,484	68,283

				246,532

HYBRID ARMS	30.7%
Adjustable Rate Mortgage Trust
4.89%		10/25/35	698,455	168,458
5.20%		3/25/36	423,969	121,456
See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND (continued)
STATEMENT OF NET ASSETS
April 30, 2009 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (continued)
Banc of America Funding Corp.
4.87%		5/20/35	$1,779,347	$421,559
4.60%		2/20/36	662,375	85,575
Banc of America Mortgage Securities
6.30%		1/20/38	1,546,109	269,640
Bear Stearns Adjustable Rate Mortgage Trust
4.76%		10/25/35	1,684,250	301,429
GSR Mortgage Loan Trust
5.19%		1/25/36	1,883,061	200,821
Indymac INDA Mortgage Loan Trust
5.10%		11/25/35	2,131,840	1,540,955
5.90%		9/25/36	1,601,405	908,297
Morgan Stanley Mortgage Loan Trust
5.34%		6/25/36	1,305,251	193,063
Mortgageit Trust
4.75%		5/25/35	397,158	237,346
4.75%		5/25/35	253,101	151,256
Sequoia Mortgage Trust
4.36%		4/20/35	422,866	132,791
Structured Adjustable Rate Mortgage Loan Trust
4.74%		4/25/35	1,398,261	424,013
5.77%		10/25/35	1,967,797	272,717
WAMU Mortgage Pass-Through Certificates
4.55%		2/25/33	104,076	24,735
5.30%		1/25/37	1,840,134	892,073
Wells Fargo Mortgage Backed Securities Trust
4.33%		5/25/35	584,413	200,022
4.09%		6/25/35	2,571,524	604,647

				7,150,853

MONTHLY London Interbank Offering Rate (LIBOR) Collateralized Mortgage Obligations	11.5%
Adjustable Rate Mortgage Trust
0.71%		11/25/35	885,890	395,550
Bear Stearns Alt-A Trust
0.66%		8/25/36	1,761,100	331,121
Morgan Stanley Mortgage Loan Trust
0.53%		6/25/36	490,788	464,212
See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND (concluded)
STATEMENT OF NET ASSETS
April 30, 2009 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (continued)
Sequoia Mortgage Trust
1.07%		9/20/33	$707,964	$555,144
Structured Asset Mortgage Investments, Inc.
2.25%		2/19/35	557,549	193,597
Structured Asset Securities Corp.
1.69%		3/25/33	223,496	173,363
1.79%		5/25/33	228,652	191,736
1.64%		11/25/33	450,576	375,821

				2,680,544

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				18,744,891

FIXED RATE MORTGAGE-RELATED SECURITIES	13.9%
Collateralized Mortgage Obligations	13.9%
Freddie Mac
4.00%		8/15/23	2,392,562	2,447,413
Government National Mortgage Association
4.50%		10/20/33	770,492	785,014

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				3,232,427

REPURCHASE AGREEMENTS	5.5%
Citigroup Repo, 0.15%, (Agreement dated 4/30/09 to be repurchased at $1,264,005 on 5/1/09. Collateralized by an Adjustable Rate U.S. Government Mortgage-Backed Security, 4.99%, with a value of $1,289,281, due 8/1/38)			1,264,000	1,264,000

TOTAL REPURCHASE AGREEMENTS				1,264,000

TOTAL INVESTMENTS (Cost $42,271,938)(a)	100.0%			23,241,318
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0%			6,374

Net Assets applicable to 4,202,699 Shares of Common Stock issued and outstanding	100.0%			$23,247,692

Net Asset Value, offering and redemption price per share ($23,247,692 ÷ 4,202,699)				$5.53

*	The rates presented are the rates in effect at April 30, 2009.

(a)	Represents cost for financial reporting purposes.

FHLMC	Federal Home Loan Mortgage Corporation
See notes to financial statements.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
April 30, 2009 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES	45.5%
1 Yr. Constant Maturity Treasury Based ARMS	27.7%
Fannie Mae
4.12%		5/1/26	$814,616	$829,323
4.97%		5/1/31	851,837	872,007
4.52%		1/1/32	3,110,799	3,166,458
Fannie Mae Grantor Trust
4.95%		8/25/43	2,726,493	2,741,829
Freddie Mac
4.75%		5/1/18	165,381	168,386
4.67%		3/1/27	427,927	435,314
4.82%		8/1/31	2,152,975	2,201,408

				10,414,725

1 Mo. London Interbank Offering Rate (LIBOR) Based ARMS	13.1%
Freddie Mac
0.59%		9/25/35	5,507,306	4,937,644

HYBRID ARMS	4.7%
Adjustable Rate Mortgage Trust
5.02%		10/25/35	556,189	275,536
Banc of America Funding Corp.
4.87%		5/20/35	1,639,684	388,470
Bear Stearns Adjustable Rate Mortgage Trust
4.76%		10/25/35	1,042,118	165,758
Indymac INDX Mortgage Loan Trust
5.13%		7/25/35	1,746,476	58,398
4.65%		9/25/35	537,225	155,017
WAMU Mortgage Pass-Through Certificates
5.30%		1/25/37	1,482,927	718,903

				1,762,082

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				17,114,451

See notes to financial statements.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (concluded)
STATEMENT OF NET ASSETS
April 30, 2009 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

FIXED RATE MORTGAGE-RELATED SECURITIES	49.4%
15 Yr. Securities	0.1%
Freddie Mac
8.00%		12/17/15	$38,685	$40,608

Collateralized Mortgage Obligations	49.3%
Fannie Mae
4.00%		2/25/23	3,382,540	3,464,858
Freddie Mac
4.50%		4/15/19	2,918,904	3,015,554
4.00%		8/15/23	3,315,013	3,391,012
4.50%		11/15/32	1,426,163	1,425,135
Government National Mortgage Association
5.12%		1/16/28	1,070,337	1,113,091
4.86%		6/16/31	1,039,163	1,079,106
4.50%		10/20/33	3,054,926	3,112,503
4.50%		11/20/36	1,890,806	1,919,977

				18,521,236

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				18,561,844

REPURCHASE AGREEMENTS	4.9%
Citigroup Repo, 0.15%, (Agreement dated 4/30/09 to be repurchased at $1,858,008 on 5/1/09. Collateralized by an Adjustable Rate U.S. Government Mortgage-Backed Security, 4.09%, with a value of $1,895,160, due 5/1/34)			1,858,000	1,858,000

TOTAL REPURCHASE AGREEMENTS				1,858,000

TOTAL INVESTMENTS (Cost $42,677,707)(a)	99.8%			37,534,295
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2%			68,812

Net Assets applicable to 4,080,626 Shares of Common Stock issued and outstanding	100.0%			$37,603,107

Net Asset Value, offering and redemption price per share ($37,603,107 ÷ 4,080,626)				$9.22

(a)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
STATEMENT OF NET ASSETS
April 30, 2009 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	24.8%
1 Yr. Constant Maturity Treasury Based ARMS	3.5%
Countrywide Home Loans
3.92%		1/20/35	$1,015,837	$789,279
Lehman XS Trust
2.51%		11/25/35	1,874,129	764,711

				1,553,990

HYBRID ARMS	20.8%
Adjustable Rate Mortgage Trust
5.27%		10/25/35	3,936,117	716,337
Banc of America Mortgage Securities
4.96%		3/25/33	211,721	29,962
4.00%		4/25/33	27,465	20,968
Bear Stearns Adjustable Rate Mortgage Trust
4.76%		10/25/35	5,432,991	1,185,132
Countrywide Alternative Loan Trust
5.14%		12/25/34	2,928,706	905,846
Countrywide Home Loans
5.01%		12/25/33	1,125,888	638,461
5.38%		11/25/35	3,202,968	481,603
CS First Boston Mortgage Securities Corp.
4.62%		6/25/33	171,348	128,456
First Horizon Alternative Mortgage Securities
5.49%		7/25/35	4,945,552	1,278,673
GSR Mortgage Loan Trust
5.19%		1/25/36	2,392,856	255,189
JP Morgan Mortgage Trust
4.96%		8/25/35	1,771,070	375,451
Structured Adjustable Rate Mortgage Loan Trust
4.17%		4/25/34	2,877,794	676,784
5.52%		6/25/36	3,847,766	2,479,258
Wells Fargo Mortgage Backed Securities Trust
6.12%		12/25/36	1,709,824	181,986

				9,354,106

MONTHLY London Interbank Offering Rate (LIBOR)
Collateralized Mortgage Obligations	0.5%
Banc of America Funding Corp.
0.76%		2/20/47	1,923,962	35,920
0.79%		2/20/47	1,604,102	31,088
See notes to financial statements.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (continued)
STATEMENT OF NET ASSETS
April 30, 2009 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (continued)
Impac CMB Trust
1.46%		6/25/33	$235,035	$139,269
Merrill Lynch Alternative Note Asset
0.74%		1/25/37	556,745	5,178

				211,455

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				11,119,551

FIXED RATE MORTGAGE-RELATED SECURITIES	71.5%
15 Yr. Securities	5.6%
Fannie Mae
7.00%		3/1/15	213,793	224,145
7.00%		3/1/15	116,057	121,381
7.00%		3/1/15	107,318	111,965
7.50%		11/1/15	158,042	167,532
6.50%		1/1/16	154,704	162,042
6.00%		6/1/16	429,754	452,400
6.00%		7/1/17	481,038	506,387
6.00%		7/1/17	246,941	259,953
Freddie Mac
7.50%		1/1/10	14,796	14,905
6.00%		6/1/17	487,957	513,289

				2,533,999

Collateralized Mortgage Obligations	65.9%
Countrywide Alternative Loan Trust
5.50%		12/25/35	2,727,127	2,245,307
Credit Suisse Mortgage Capital Certificates
6.00%		2/25/37	2,716,306	1,077,020
6.00%		2/25/37	411,644	163,218
Fannie Mae
4.00%		2/25/23	4,215,451	4,318,039
4.50%		3/25/24	1,580,609	1,639,676
5.00%		5/25/32	2,487,719	2,578,784
4.00%		10/25/32	2,010,247	2,043,157
5.00%		9/25/35	923,291	936,051
First Horizon Alternative Mortgage Securities
6.00%		7/25/36	1,492,495	1,178,084
6.00%		7/25/36	1,332,437	873,084
See notes to financial statements.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (concluded)
STATEMENT OF NET ASSETS
April 30, 2009 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

FIXED RATE MORTGAGE-RELATED SECURITIES (continued)
Freddie Mac
5.00%		2/15/30	$3,985,792	$4,169,202
Freddie Mac Reference Remic
5.50%		12/15/18	4,332,729	4,435,814
Government National Mortgage Association
4.50%		11/20/36	2,148,502	2,181,648
Residential Funding Mortgage Securities I
6.00%		1/25/37	3,047,361	1,746,519

				29,585,603

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				32,119,602

REPURCHASE AGREEMENTS	3.7%
Citigroup Repo, 0.15%, (Agreement dated 4/30/09 to be repurchased at $1,681,007 on 5/1/09. Collateralized by an Adjustable Rate U.S. Government Mortgage-Backed Security, 4.10%, with a value of $1,714,620, due 5/1/34)			1,681,000	1,681,000

TOTAL REPURCHASE AGREEMENTS				1,681,000

TOTAL INVESTMENTS
(Cost $79,199,188)(a)	100.0%			44,920,153
LIABILITIES IN EXCESS OF OTHER ASSETS	0.0%			(19,204)

Net Assets applicable to 8,751,526 Shares of Common Stock issued and outstanding	100.0%			$44,900,949

Net Asset Value, offering and redemption price per share ($44,900,949 ÷ 8,751,526)				$5.13

*	The rates presented are the rates in effect at April 30, 2009.

(a)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
STATEMENT OF NET ASSETS
April 30, 2009 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	17.5%
HYBRID ARMS	4.8%
GSR Mortgage Loan Trust
5.19%		1/25/36	$2,823,852	$301,153
5.64%		4/25/36	1,621,902	199,744
Indymac INDA Mortgage Loan Trust
5.17%		11/25/35	1,978,931	348,394
5.68%		3/25/37	2,056,492	754,475
Wells Fargo Mortgage Backed Securities Trust
5.12%		9/25/35	364,000	69,297

				1,673,063

MONTHLY London Interbank Offering Rate (LIBOR) Collateralized Mortgage Obligations	12.7%
Fannie Mae
0.86%		2/25/37	4,505,311	4,411,597

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				6,084,660

FIXED RATE MORTGAGE-RELATED SECURITIES	79.8%
15 Yr. Securities	0.6%
Fannie Mae
7.00%		3/1/15	204,183	213,025

30 Yr. Securities	5.5%
Fannie Mae
5.00%		3/1/38	1,169,520	1,204,423
Government National Mortgage Association
7.50%		2/15/24	151,755	162,351
7.00%		4/15/27	147,440	158,872
6.00%		1/15/29	362,618	384,100

				1,909,746

Collateralized Mortgage Obligations	73.7%
Fannie Mae
4.50%		3/25/24	652,760	677,154
5.00%		5/25/32	3,424,594	3,549,954
5.00%		9/25/32	7,053,240	7,380,692
4.00%		1/25/33	328,477	333,121
5.50%		12/25/36	4,341,119	4,500,105
See notes to financial statements.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND (concluded)
STATEMENT OF NET ASSETS
April 30, 2009 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

FIXED RATE MORTGAGE-RELATED SECURITIES (continued)
Freddie Mac
4.50%		4/15/19	$4,050,969	$4,185,103
4.00%		3/15/33	440,404	443,157
Freddie Mac Reference Remic
5.50%		12/15/18	4,494,494	4,601,428

				25,670,714

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				27,793,485

TOTAL INVESTMENTS
(Cost $39,927,494)(a)	97.3%			33,878,145
OTHER ASSETS IN EXCESS OF LIABILITIES	2.7%			948,278

Net Assets applicable to 3,989,958 Shares of Common Stock issued and outstanding	100.0%			$34,826,423

Net Asset Value, offering and redemption price per share ($34,826,423 ÷ 3,989,958)				$8.73

*	The rates presented are the rates in effect at April 30, 2009.

(a)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
STATEMENT OF NET ASSETS
April 30, 2009 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value

COMMON STOCKS	96.7%
Advertising	2.2%
Omnicom Group, Inc.		50,000	$1,573,500

Automotive	1.2%
Harley-Davidson, Inc.		40,000	886,400

Banks	3.2%
Wells Fargo & Co.		115,000	2,301,150

Beverages Non-Alcoholic	8.8%
Coca-Cola Co.		75,000	3,228,750
PepsiCo, Inc.		62,000	3,085,120

			6,313,870

Building Products	2.6%
Home Depot, Inc.		70,000	1,842,400

Business Services	3.7%
Automatic Data Processing, Inc.		75,000	2,640,000

Computer Hardware	5.1%
Cisco Systems, Inc.(a)		143,000	2,762,760
Dell, Inc.(a)		75,000	871,500

			3,634,260

Computer Software & Services	8.7%
International Business Machines Corp.		31,000	3,199,510
Microsoft Corp.		150,000	3,039,000

			6,238,510

Consumer Non-Durable	4.5%
Procter & Gamble Co.		65,000	3,213,600

Distributor-Consumer Products	3.3%
Sysco Corp.		100,000	2,333,000

Diversified Manufacturing	14.3%
3M Co.		42,000	2,419,200
General Dynamics Corp.		35,000	1,808,450
General Electric Co.		164,000	2,074,600
Illinois Tool Works, Inc.		45,000	1,476,000
United Technologies Corp.		50,000	2,442,000

			10,220,250

Financial Services	3.5%
American Express Co.		100,000	2,522,000

See notes to financial statements.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND (concluded)
STATEMENT OF NET ASSETS
April 30, 2009 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value

COMMON STOCKS (continued)
Health Care	9.7%
Abbott Laboratories		48,000	$2,008,800
Johnson & Johnson		60,000	3,141,600
UnitedHealth Group, Inc.		75,000	1,764,000

			6,914,400

Insurance	4.7%
Berkshire Hathaway, Inc.(a)		36	3,384,000

Medical Instruments	5.0%
Becton, Dickinson & Co.		25,000	1,512,000
Medtronic, Inc.		64,000	2,048,000

			3,560,000

Oil & Gas	3.7%
Exxon Mobil Corp.		40,000	2,666,800

Retail	9.2%
McDonald’s Corp.		40,000	2,131,600
Staples, Inc.		70,000	1,443,400
Wal-Mart Stores, Inc.		60,000	3,024,000

			6,599,000

Transportation & Shipping	3.3%
United Parcel Service, Inc.		45,000	2,355,300

TOTAL COMMON STOCKS			69,198,440

CASH EQUIVALENTS	2.5%
Money Market Mutual Funds	2.5%
Vanguard Admiral Treasury Money Market Fund		105,129	105,129
Vanguard Federal Money Market Fund		1,646,641	1,646,641

TOTAL CASH EQUIVALENTS			1,751,770

TOTAL INVESTMENTS (Cost $72,567,585)(b)	99.2%		70,950,210
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8%		604,220

Net Assets applicable to 11,706,813 Shares of Common Stock issued and outstanding	100.0%		$71,554,430

Net Asset Value, Class AMF offering and redemption price per share ($68,899,750 ÷ 11,262,886)			$6.12

Net Asset Value, Class H offering and redemption price per share ($2,654,679 ÷ 433,927)			$6.12

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2009 (Unaudited)

		Ultra		Short		U.S.	Large
	Money	Short	Ultra	U.S.	Intermediate	Government	Cap
	Market	Mortgage	Short	Government	Mortgage	Mortgage	Equity
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Interest income	$72,953	$24,760,065	$1,097,893	$1,334,154	$2,426,571	$1,380,885	$—
Dividend income	—	—	—	—	—	—	661,592

Total investment income	72,953	24,760,065	1,097,893	1,334,154	2,426,571	1,380,885	661,592

Operating expenses:
Investment advisory	31,851	2,121,759	63,566	68,668	107,562	62,166	152,648
Distribution — Class AMF Shares	—	—	—	—	—	—	57,530
Distribution — Class I Shares	23,661	1,178,750	35,314	41,201	46,098	37,300	—
Distribution — Class D Shares	32,759	—	—	—	—	—	—
Fund accounting	103	17,654	5,689	3,312	6,108	3,159	284
Administration	6,935	154,440	4,594	9,001	9,944	8,060	8,060
Custodian	6,331	74,433	6,684	7,638	9,971	6,870	4,268
Transfer agent	11,714	24,009	2,615	1,522	1,164	837	19,152
Legal	28,354	252,511	13,606	10,243	18,580	10,271	25,326
Chief Compliance Officer	2,478	54,990	1,637	3,199	3,560	2,887	2,822
Trustees	4,202	92,389	2,758	5,402	6,138	4,977	4,279
Other	55,170	606,008	28,052	29,057	46,376	29,286	8,155

Total expenses before fee reductions	203,558	4,576,943	164,515	179,243	255,501	165,813	282,524

Expenses reduced by Investment Adviser	(106,350)	(943,008)	(28,251)	(323)	(30,834)	—	(379)
Expenses reduced by Distributor	(45,621)	(471,495)	(14,125)	—	—	—	(23,043)

Net expenses	51,587	3,162,440	122,139	178,920	224,667	165,813	259,102

Net investment income	21,366	21,597,625	975,754	1,155,234	2,201,904	1,215,072	402,490

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM INVESTMENT ACTIVITIES:
Realized gains/(losses) from investment transactions	—	3,598,465	69,157	884,792	(5,088,089)	132,581	(1,714,572)
Realized (losses) from redemptions in-kind	—	(10,199,617)	(2,974,733)	(2,519,340)	(11,117,181)	(3,673,498)	—
Change in unrealized appreciation/depreciation on investments	—	(86,987,425)	(3,250,965)	1,412,278	2,290,041	2,921,707	(3,177,491)

Net realized/unrealized gains/(losses) from investment activities	—	(93,588,577)	(6,156,541)	(222,270)	(13,915,229)	(619,210)	(4,892,063)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$21,366	$(71,990,952)	$(5,180,787)	$932,964	$(11,713,325)	$595,862	$(4,489,573)

See notes to financial statements.

(This page intentionally left blank)

ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Fund

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008

Increase (decrease) in net assets:
Operations:
Net investment income	$21,366	$4,689,048

Change in net assets resulting from operations	21,366	4,689,048

Dividends paid to stockholders:
From net investment income:
Class I Stockholders	(15,789)	(3,456,779)
Class D Stockholders	(5,577)	(1,232,269)

Total dividends paid to stockholders	(21,366)	(4,689,048)

Capital Transactions:
Class I Shares:
Proceeds from sale of shares	63,314,436	630,094,592
Shares issued to stockholders in reinvestment of dividends	14,244	2,699,524
Cost of shares repurchased	(68,935,926)	(731,945,593)
Class D Shares:
Proceeds from sale of shares	27,657,516	310,578,699
Shares issued to stockholders in reinvestment of dividends	1,193	963,972
Cost of shares repurchased	(36,363,232)	(355,564,170)

Change in net assets from capital transactions	(14,311,769)	(143,172,976)

Change in net assets	(14,311,769)	(143,172,976)
Net Assets:
Beginning of year	46,704,271	189,877,247

End of year	$32,392,502	$46,704,271

Accumulated net investment income/(loss)	$—	$—

See notes to financial statements.

ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Ultra Short Mortgage Fund		Ultra Short Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2009	October 31,	April 30, 2009	October 31,
	(Unaudited)	2008	(Unaudited)	2008

Increase (decrease) in net assets:
Operations:
Net investment income	$21,597,625	$77,991,528	$975,754	$6,429,072
Net realized (losses) from investment transactions	(6,601,152)	(46,076,853)	(2,905,576)	(9,253,885)
Change in unrealized appreciation/depreciation on investments	(86,987,425)	(255,000,691)	(3,250,965)	(15,173,129)

Change in net assets resulting from operations	(71,990,952)	(223,086,016)	(5,180,787)	(17,997,942)

Dividends paid to stockholders:
From net investment income	(21,537,740)	(76,518,250)	(977,185)	(6,509,467)

Total dividends paid to stockholders	(21,537,740)	(76,518,250)	(977,185)	(6,509,467)

Capital Transactions:
Proceeds from sale of shares	—	55,000,899	—	9,811,324
Shares issued to stockholders in reinvestment of dividends	3,264,877	25,109,030	59,839	1,730,042
Cost of shares repurchased	(39,147,188)	(425,994,496)	(3,671,109)	(60,491,461)
Cost of in-kind shares repurchased	(31,530,141)	(441,820,355)	(6,732,581)	(81,953,699)

Change in net assets from capital transactions	(67,412,452)	(787,704,922)	(10,343,851)	(130,903,794)

Change in net assets	(160,941,144)	(1,087,309,188)	(16,501,823)	(155,411,203)
Net Assets:
Beginning of year	1,044,579,929	2,131,889,117	39,749,515	195,160,718

End of year	$883,638,785	$1,044,579,929	$23,247,692	$39,749,515

Accumulated net investment income/(loss)	$665,158	$605,273	$49,363	$50,794

See notes to financial statements.

ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (continued)

Short U.S. Government Fund		Intermediate Mortgage Fund		U.S. Government Mortgage Fund

Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
April 30, 2009	October 31,	April 30, 2009	October 31,	April 30, 2009	October 31,
(Unaudited)	2008	(Unaudited)	2008	(Unaudited)	2008

$1,155,234	$4,634,209	$2,201,904	$8,529,956	$1,215,072	$4,622,386

(1,634,548)	(2,935,703)	(16,205,270)	(16,585,280)	(3,540,917)	(38,024)

1,412,278	(6,305,508)	2,290,041	(31,896,230)	2,921,707	(9,017,865)

932,964	(4,607,002)	(11,713,325)	(39,951,554)	595,862	(4,433,503)

(1,156,254)	(4,703,753)	(2,170,957)	(8,423,826)	(1,199,781)	(4,563,030)

(1,156,254)	(4,703,753)	(2,170,957)	(8,423,826)	(1,199,781)	(4,563,030)

—	14,604,973	—	550	—	10,850

365,479	2,819,194	92,840	1,549,547	200,586	1,699,652
(2,701,642)	(43,565,999)	(2,795,511)	(39,380,957)	(2,017,740)	(50,171,525)
(20,371,849)	(36,739,670)	(18,751,029)	(63,631,135)	(22,587,866)	(13,776,877)

(22,708,012)	(62,881,502)	(21,453,700)	(101,461,995)	(24,405,020)	(62,237,900)

(22,931,302)	(72,192,257)	(35,337,982)	(149,837,375)	(25,008,939)	(71,234,433)

60,534,409	132,726,666	80,238,931	230,076,306	59,835,362	131,069,795

$37,603,107	$60,534,409	$44,900,949	$80,238,931	$34,826,423	$59,835,362

$(47,182)	$(46,162)	$50,783	$19,836	$(1,192)	$(16,483)

ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Large Cap Equity Fund

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008

Increase (decrease) in net assets:
Operations:
Net investment income	$402,490	$532,633
Net realized gains (losses) from investment transactions	(1,714,572)	774,587
Change in unrealized appreciation/depreciation on investments	(3,177,491)	(15,530,261)

Change in net assets resulting from operations	(4,489,573)	(14,223,041)

Dividends paid to stockholders:
From net investment income:
Class AMF Stockholders	(441,550)	(680,851)
Class H Stockholders	(7,743)	—
From net realized gains:
Class AMF Shares	(774,584)	(5,389,673)

Total dividends paid to stockholders	(1,223,877)	(6,070,524)

Capital Transactions:
Class AMF Shares:
Proceeds from sale of shares	4,571,712	261,000
Shares issued due to reorganization	33,578,897	—
Shares issued to stockholders in reinvestment of dividends	707,881	3,588,225
Cost of shares repurchased	(3,739,508)	(1,588,308)
Class H Shares:
Proceeds from sale of shares	369,709	—
Shares issued due to reorganization	2,412,274	—
Shares issued to stockholders in reinvestment of dividends	6,073	—
Cost of shares repurchased	(67,397)	—

Change in net assets from capital transactions	37,839,641	2,260,917

Change in net assets	32,126,191	(18,032,648)
Net Assets:
Beginning of year	39,428,239	57,460,887

End of year	$71,554,430	$39,428,239

Accumulated net investment income/(loss)	$46,823	$93,626

See notes to financial statements.

ASSET MANAGEMENT FUND
MONEY MARKET FUND
FINANCIAL HIGHLIGHTS — CLASS I SHARES
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended		Year Ended October 31,
	April 30, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.0005		0.0250	0.0512		0.0465	0.0264		0.0104
Net realized losses from investments	—		—	—	(a)	—	—	(a)	—

Total from investment operations	0.0005		0.0250	0.0512		0.0465	0.0264		0.0104

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0005)		(0.0250)	(0.0512)		(0.0465)	(0.0264)		(0.0104)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Total return	0.05%	(b)	2.53%	5.24%		4.76%	2.68%		1.04%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$26,961		$32,568	$131,720		$110,021	$81,311		$31,883
Ratio of net expenses to average net assets	0.24%	(c)	0.20%	0.14%		0.18%	0.17%		0.11%
Ratio of net investment income to average net assets	0.10%	(c)	2.82%	5.12%		4.68%	2.84%		1.04%
Ratio of expenses to average net assets*	0.84%	(c)	0.43%	0.40%		0.43%	0.42%		0.41%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	Net realized losses per share were less than $0.00005.
(b)	Not annualized.

(c)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
MONEY MARKET FUND
FINANCIAL HIGHLIGHTS — CLASS D SHARES
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended		Year Ended October 31,
	April 30, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.0005		0.0207	0.0462		0.0420	0.0219		0.0054
Net realized losses from investments	—		—	—	(a)	—	—	(a)	—

Total from investment operations	0.0005		0.0207	0.0462		0.0420	0.0219		0.0054

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0005)		(0.0207)	(0.0462)		(0.0420)	(0.0219)		(0.0054)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Total return	0.05%	(b)	2.09%	4.72%		4.29%	2.22%		0.54%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$5,431		$14,136	$58,157		$31,181	$38,622		$19,089
Ratio of net expenses to average net assets	0.25%	(c)	0.68%	0.64%		0.63%	0.63%		0.61%
Ratio of net investment income to average net assets	0.10%	(c)	2.67%	4.60%		4.29%	2.23%		0.54%
Ratio of expenses to average net assets*	1.29%	(c)	0.88%	0.85%		0.88%	0.88%		0.86%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	Net realized losses per share were less than $0.00005.
(b)	Not annualized.

(c)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended		Year Ended October 31,
	April 30, 2009
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$7.72		$9.62	$9.68	$9.69	$9.83	$9.88

Income from investment operations:
Net investment income	0.1662		0.4290	0.5107	0.4216	0.2706	0.1824
Net realized and unrealized gains (losses) from investments	(0.7114)		(1.9116)	(0.0686)	0.0041 (a)	(0.0930)	(0.0070)

Total from investment operations	(0.5452)		(1.4826)	0.4421	0.4257	0.1776	0.1754

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.1648)		(0.4174)	(0.5021)	(0.4357)	(0.3176)	(0.2254)

Change in net asset value	(0.71)		(1.90)	(0.06)	(0.01)	(0.14)	(0.05)

Net asset value, end of period	$7.01		$7.72	$9.62	$9.68	$9.69	$9.83

Total return	(7.11%	)(b)	(15.95% )	4.67%	4.49%	1.83%	1.79%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$883,639		$1,044,580	$2,131,889	$2,292,373	$2,674,298	$3,317,024
Ratio of net expenses to average net assets	0.67%	(c)	0.50%	0.46%	0.46%	0.46%	0.44%
Ratio of net investment income to average net assets	4.58%	(c)	4.71%	5.28%	4.35%	2.80%	1.92%
Ratio of expenses to average net assets*	0.97%	(c)	0.80%	0.76%	0.76%	0.76%	0.72%
Portfolio turnover rate	34%		35%	59%	83%	63%	50%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(b)	Not annualized.

(c)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended		Year Ended October 31,
	April 30, 2009
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.86		$9.61	$9.74	$9.74	$9.87	$9.92

Income from investment operations:
Net investment income	0.2130		0.4667	0.5137	0.4462	0.2909	0.1985
Net realized and unrealized gains (losses) from investments	(1.3329)		(2.7462)	(0.1249)	0.0185	(0.0832)	(0.0217)

Total from investment operations	(1.1199)		(2.2795)	0.3888	0.4647	0.2077	0.1768

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.2101)		(0.4705)	(0.5188)	(0.4647)	(0.3377)	(0.2268)

Change in net asset value	(1.33)		(2.75)	(0.13)	—	(0.13)	(0.05)

Net asset value, end of period	$5.53		$6.86	$9.61	$9.74	$9.74	$9.87

Total return	(16.48%	)(a)	(24.99% )	4.07%	4.88%	2.14%	1.80%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$23,248		$39,750	$195,161	$204,662	$231,797	$291,349
Ratio of net expenses to average net assets	0.87%	(b)	0.54%	0.48%	0.48%	0.49%	0.47%
Ratio of net investment income to average net assets	6.92%	(b)	5.16%	5.29%	4.57%	2.99%	2.00%
Ratio of expenses to average net assets*	1.17%	(b)	0.84%	0.78%	0.78%	0.79%	0.77%
Portfolio turnover rate	9%		32%	36%	89%	36%	118%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended		Year Ended October 31,
	April 30, 2009
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.28		$10.35	$10.37	$10.37	$10.61	$10.68

Income from investment operations:
Net investment income	0.1903		0.4301	0.5222	0.4370	0.3421	0.2640
Net realized and unrealized gains (losses) from investments	(0.0555)		(1.0594)	(0.0232)	0.0209	(0.2035)	(0.0415)

Total from investment operations	0.1348		(0.6293)	0.4990	0.4579	0.1386	0.2225

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.1948)		(0.4407)	(0.5190)	(0.4579)	(0.3786)	(0.2925)

Change in net asset value	(0.06)		(1.07)	(0.02)	—	(0.24)	(0.07)

Net asset value, end of period	$9.22		$9.28	$10.35	$10.37	$10.37	$10.61

Total return	1.44%	(a)	(6.71% )	4.93%	4.52%	1.33%	2.11%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$37,603		$60,534	$132,727	$162,250	$156,322	$153,252
Ratio of net expenses to average net assets	0.65%	(b)	0.53%	0.48%	0.51%	0.50%	0.48%
Ratio of net investment income to average net assets	4.21%	(b)	4.33%	5.04%	4.22%	3.24%	2.50%
Ratio of expenses to average net assets*	0.65%	(b)	0.53%	0.48%	0.51%	0.50%	0.48%
Portfolio turnover rate	47%		58%	42%	56%	95%	152%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended		Year Ended October 31,
	April 30, 2009
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.39		$9.12	$9.29	$9.28	$9.57	$9.62

Income from investment operations:
Net investment income	0.2088		0.4504	0.4810	0.4306	0.3792	0.2892
Net realized and unrealized gains (losses) from investments	(1.2676)		(2.7388)	(0.1774)	0.0123	(0.2778)	(0.0233)

Total from investment operations	(1.0588)		(2.2884)	0.3036	0.4429	0.1014	0.2659

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.2012)		(0.4416)	(0.4736)	(0.4329)	(0.3914)	(0.3159)

Change in net asset value	(1.26)		(2.73)	(0.17)	0.01	(0.29)	(0.05)

Net asset value, end of period	$5.13		$6.39	$9.12	$9.29	$9.28	$9.57

Total return	(16.78%	)(a)	(25.94% )	3.31%	4.90%	1.07%	2.81%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$44,901		$80,239	$230,076	$259,106	$277,961	$298,308
Ratio of net expenses to average net assets	0.73%	(b)	0.51%	0.48%	0.48%	0.48%	0.47%
Ratio of net investment income to average net assets	7.18%	(b)	5.42%	5.19%	4.65%	4.02%	3.02%
Ratio of expenses to average net assets*	0.83%	(b)	0.61%	0.58%	0.58%	0.58%	0.57%
Portfolio turnover rate	27%		18%	39%	56%	95%	148%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended		Year Ended October 31,
	April 30, 2009
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.86		$10.13	$10.18	$10.19	$10.59	$10.56

Income from investment operations:
Net investment income	0.2210		0.4898	0.5287	0.5038	0.4855	0.3875
Net realized and unrealized gains (losses) on investments	(0.1376)		(1.2772)	(0.0631)	(0.0053)	(0.3880)	0.0795

Total from investment operations	0.0834		(0.7874)	0.4656	0.4985	0.0975	0.4670

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.2134)		(0.4826)	(0.5156)	(0.5085)	(0.4975)	(0.4370)

Change in net asset value	(0.13)		(1.27)	(0.05)	(0.01)	(0.40)	0.03

Net asset value, end of period	$8.73		$8.86	$10.13	$10.18	$10.19	$10.59

Total return	0.91%	(a)	(8.11% )	4.69%	5.04%	0.92%	4.52%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$34,826		$59,835	$131,070	$164,088	$166,048	$166,868
Ratio of expenses to average net assets	0.67%	(b)	0.52%	0.49%	0.48%	0.48%	0.47%
Ratio of net investment income to average net assets	4.89%	(b)	4.96%	5.20%	4.98%	4.66%	3.70%
Portfolio turnover rate	28%		28%	39%	105%	71%	171%

(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND — CLASS AMF SHARES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months		Year	Ten Months
	Ended		Ended	Ended		Year Ended December 31,
	April 30, 2009		October 31,	October 31,
	(Unaudited)		2008	2007*		2006	2005	2004	2003

Net asset value, beginning of period	$6.89		$10.47	$10.01		$9.77	$10.56	$10.61	$9.09

Income (Loss) from operations:
Net investment income	0.05		0.09	0.05		0.01	0.01	0.05	0.01
Net realized and unrealized gains (losses) from investments	(0.62)		(2.57)	0.46		1.35	(0.29)	0.50	1.57

Total from investment operations	(0.57)		(23.48)	0.51		1.36	(0.28)	0.55	1.58

Less Distributions:
Dividends paid to stockholders:
From net investment income	(0.06)		(0.12)	(0.05)		(0.02)	(0.01)	(0.05)	(0.01)
From net realized gains on investments	(0.14)		(0.98)	—		(1.10)	(0.50)	(0.55)	(0.05)
Return of capital	—		—	—		— (a)	—	—	— (a)

Total distributions	(0.20)		(1.10)	(0.05)		(1.12)	(0.51)	(0.60)	(0.06)

Change in net asset value	(0.77)		(3.58)	0.46		0.24	(0.79)	(0.05)	1.52

Net asset value, end of period	$6.12		$6.89	$10.47		$10.01	$9.77	$10.56	$10.61

Total return	(8.32%	)(b)	(26.23% )	5.11%	(b)	13.83%	(2.70% )	5.16%	17.48%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$68,900		$39,428	$57,461		$66,161	$83,632	$91,059	$107,923
Ratio of net expenses to average net assets	1.10%	(c)	0.97%	1.18%	(c)	1.68%	1.44%	1.20%	1.32%
Ratio of net investment income to average net assets	1.38%	(c)	1.08%	0.60%	(c)	0.09%	0.11%	0.46%	0.14%
Ratio of expenses to average net assets**	1.20%	(c)	1.07%	1.27%	(c)	—	—	—	—
Portfolio turnover rate	11%		14%	13%		10%	23%	14%	22%

*	In connection with the reorganization of the AMF Large Cap Equity Institutional Fund, Inc. (the Predecessor Fund) into the Large Cap Equity Fund on January 8, 2007, the Net Asset Value (NAV) of the Predecessor Fund changed to $10.00 per share. Shareholders received the number of shares of Large Cap Equity Fund equal in value to the number of shares held in the Predecessor Fund. The amounts presented prior to this date have been restated to reflect the change in NAV during the reorganization.

**	During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.

(a)	Distributions per share were less than $0.005.
(b)	Not annualized.

(c)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND — CLASS H SHARES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Period
	Ended
	April 30, 2009(b)
	(Unaudited)

Net asset value, beginning of period	$5.52

Income (Loss) from operations:
Net investment income	0.02
Net realized and unrealized gains (losses) from investments	0.60

Total from investment operations	0.62

Less Distributions:
Dividends paid to stockholders:
From net investment income	(0.02)
From net realized gains on investments	—
Return of capital	—

Total distributions	(0.02)

Change in net asset value	0.60

Net asset value, end of period	$6.12

Total return	11.22%	(a)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$2,654
Ratio of net expenses to average net assets	0.90%	(c)
Ratio of net investment income to average net assets	1.48%	(c)
Ratio of expenses to average net assets*	0.98%	(c)
Portfolio turnover rate	11%

*	During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized.
(b)	For the period February 20, 2009, (commencement of operations) through April 30, 2009.

(c)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (Unaudited)
Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As of April 30, 2009, the Trust is authorized to issue an unlimited number of shares in seven separate series: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Each of the Funds, except the Money Market Fund and the Large Cap Equity Fund, offer a single class of shares. The Money Market Fund is authorized to sell two classes of shares, Class I Shares and Class D Shares. Class I and Class D Shares of the Money Market Fund have the same rights and obligations except that (i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees, will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements. The Large Cap Equity Fund is authorized to sell two classes of shares, Class AMF Shares and Class H Shares. Class H Shares commenced operations on February 20, 2009 following the reorganization of the John Hancock Large Cap Select Fund into the Fund. All outstanding shares of the Large Cap Equity Fund that had been issued prior to February 20, 2009 were redesignated Class AMF Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except that (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which causes Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees, will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements.

As of April 30, 2009, all of the Funds except the Money Market Fund and the Large Cap Equity Fund are closed to new investors and additional purchases by existing shareholders, however, additional shares may still be issued to shareholders in reinvestment of dividends for all Funds.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote. The Trust maintains an insurance policy which insures its officers and trustees against certain liabilities.

A.	Significant accounting policies are as follows:

SECURITY VALUATION

Money Market Fund:

Fund securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain a net asset value per share (“NAV”) at $1.00.

Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund and U.S. Government Mortgage Fund:

The Funds’ debt securities (except money market instruments) are valued at market quotations or

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2009 (Unaudited)

prices obtained from independent pricing services approved by the Board of Trustees or, for certain securities, a fixed income fair value pricing methodology developed by the Adviser and approved by the Board of Trustees. Within the fair value pricing methodology used by the Adviser, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, prepayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s NAV. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Short-term instruments maturing within 60 days of the valuation date will be valued at amortized cost, which approximates market value.

Large Cap Equity Fund:

Securities traded on the NASDAQ National Market System are valued at the official closing price as reported by NASDAQ. Securities traded on national exchanges are valued at the last reported sale price on the exchange where the security is principally traded. In the case of over-the-counter securities, securities are valued at the mean between closing bid and asked prices as of the close of regular trading on the New York Stock Exchange (normally 4:00 PM Eastern time). Open-end mutual fund investments are valued at their most recently calculated net asset value. Closed-end funds are valued at their market values based upon the latest available sale price on the exchange where the security is principally traded. Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which (i) quotations are not readily available, or (ii) are determined by the Adviser not to reflect their fair market value are valued at fair value as determined in good faith by the Valuation Committee under the direction of the Board of Trustees.

Effective November 1, 2008 the Funds adopted Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. One key component to the implementation of SFAS 157

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NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2009 (Unaudited)

included the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ portfolio securities as of April 30, 2009:

		Level 2 — Other
		Significant	Level 3 — Significant
	Level 1 — Quoted Prices	Observable Inputs	Unobservable Inputs	Total

	Investments	Investments	Investments	Investments

Money Market Fund	$—	$32,447,000	$—	$32,447,000
Ultra Short Mortgage Fund	—	553,411,891	329,849,946	883,261,837
Ultra Short Fund	—	12,007,401	11,233,917	23,241,318
Short U.S. Government Fund	—	35,772,213	1,762,082	37,534,295
Intermediate Mortgage Fund	—	26,517,370	18,402,783	44,920,153
U.S. Government Mortgage Fund	—	32,205,082	1,673,063	33,878,145
Large Cap Equity Fund	70,950,210	—	—	70,950,210

The following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value:

	Ultra Short Mortgage Fund	Ultra Short Fund	Short U.S. Government Fund

	Investments	Investments	Investments
	in Securities	in Securities	in Securities

Balance as of 10/31/2008	$511,280,481	$23,374,807	$5,808,783
Realized Gain/(Loss)	(10,013,077)	(2,885,610)	(2,479,638)
Accrued Accretion/(Amortization)	966,483	111,230	12,237
Change in Unrealized Appreciation/(Depreciation)	(111,778,270)	(3,950,332)	(74,877)
Net Purchase/(Sales)	(60,605,671)	(5,416,178)	(1,504,423)
Transfers In/(Out) of Level 3	—	—	—

Balance as of 4/30/2009	$329,849,946	$11,233,917	$1,762,082

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2009 (Unaudited)

	Intermediate Mortgage Fund	U.S. Government Mortgage Fund

	Investments	Investments
	in Securities	in Securities

Balance as of 10/31/2008	$44,758,152	$8,313,761
Realized Gain/(Loss)	(17,105,545)	(3,947,097)
Accrued Accretion/(Amortization)	48,912	22,286
Change in Unrealized Appreciation/(Depreciation)	1,120,619	(867,575)
Net Purchase/(Sales)	(10,419,355)	(1,848,312)
Transfers In/(Out) of Level 3	—	—

Balance as of 4/30/2009	$18,402,783	$1,673,063

Liquidity and Valuation of Certain Securities

Recent instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, has affected and is expected to continue to affect the liquidity and valuation of such securities.

As a result, certain segments of the non-agency market have experienced significantly diminished liquidity and valuations and are currently illiquid. In addition, other segments of the non-agency market have experienced diminished liquidity and valuations and may be illiquid.

Short U.S. Government Fund and U.S. Government Mortgage Fund may invest up to twenty percent of their assets in non-agency mortgage-backed securities and the other Funds (other than the Money Market Fund and the Large Cap Equity Fund) may invest without limit in such securities.

As of April 30, 2009, the respective Funds’ holdings of non-agency mortgage-backed securities were:

Ultra Short Mortgage Fund	37.3%
Ultra Short Fund	48.3%
Short U.S. Government Fund	4.7%
Intermediate Mortgage Fund	41.0%
U.S. Government Mortgage Fund	4.9%

The current market instability has made it more difficult to obtain market quotations on many of the Funds’ portfolio securities. The value and related income of these securities are sensitive to changes in economic conditions, particularly changes in the housing market (e.g., housing prices, mortgage delinquencies and/or defaults). Deteriorating fundamentals in the U.S. housing market and heightened concerns about credit quality within the residential mortgage-backed securities market have adversely impacted the valuation of securities held by the Funds and resulted in increased volatility of the values of securities held by the Funds. Certain holdings of the Funds have also experienced material downgrades in their credit ratings by one or more nationally recognized statistical rating organizations (Moody’s, Standard & Poors, Fitch, etc.) as a result of these deteriorating housing fundamentals. Further deterioration in the housing industry could adversely impact a Fund’s NAV, future performance and liquidity.

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2009 (Unaudited)

Under current market conditions many of the Funds’ portfolio securities (particularly those in certain segments of the non-agency market) may be deemed to be illiquid. Illiquid securities are generally those that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. This may result in illiquid securities being disposed of at a price different from the recorded value since the market price of illiquid securities generally is more volatile than that of more liquid securities. This illiquidity of portfolio securities may result in the Funds incurring greater losses on the sale of some portfolio securities than under more stable market conditions. Such losses could adversely impact the Funds’ net asset values per share.

Redemption-In-Kind Policy

Pursuant to the First Amended and Restated Declaration of Trust, the Funds have reserved the right to effect in-kind redemptions when the Board of Trustees determines that it is in the best interest of the Funds to do so. In light of market conditions resulting from the credit crisis, the Funds (other than the Money Market Fund and the Large Cap Equity Fund) have activated the redemption-in-kind policy. Pursuant to an election made by the Funds pursuant to rule 18f-1 under then 1940 act, it is the policy of the Funds to effect redemption requests in an amount up to $250,000 over a ninety day period in cash. Redemptions in excess of this amount may be effected in-kind.

For the six months ended April 30, 2009, the Funds effected redemptions-in-kind as follows:

	Quantity of
	Redemptions	Cost of Shares	Realized (Losses) from
	In-Kind Processed	Redeemed In-Kind	Redemption In-Kind

Ultra Short Mortgage Fund	5	$31,530,141	$(10,199,617)
Ultra Short Fund	1	6,732,581	(2,974,733)
Short U.S. Government Fund	4	20,371,849	(2,519,340)
Intermediate Mortgage Fund	4	18,751,029	(11,117,181)
U.S. Government Mortgage Fund	4	22,587,866	(3,673,498)

Realized gains and losses on redemptions in-kinds are recognized for financial reporting purposes, but are not considered to be realized for federal income tax purposes.

AMF Large Cap Equity Fund Reorganization:

The funds entered into an Agreement and Plan of Reorganization with The John Hancock Large Cap Select Fund pursuant to which all of the assets and stated liabilities of the John Hancock Fund were transferred to the Large Cap Equity Fund in exchange for shares of the Large Cap Equity Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2009 (Unaudited)

February 20, 2009. The following is a summary of net assets, shares outstanding, and net asset value after the reorganization:

	John Hancock	AMF	Combined
	Large Cap Select	Large Cap Equity	AMF
	Fund	Fund	Large Cap Equity

Assets
Class A	$29,281,769	$—		$—	(a)
Class B	$1,966,067	$—		$—	(a)
Class C	$2,265,689	$—		$—	(a)
Class I	$2,412,274	$—		$—	(a)
Class R1	$65,372	$—		$—	(a)
Class AMF	$—	$32,126,860		$65,705,757	(a)
Class H	$—	$—		$2,412,274	(a)

Total Net Assets	$35,991,171	$32,126,860		$68,118,031

Shares
Class A	2,660,404	—		—
Class B	182,150	—		—
Class C	209,638	—		—
Class I	219,123	—		—
Class R1	5,979	—		—
Class AMF	—	5,817,983		11,899,013
Class H	—	—		436,853

Total Shares	3,277,294	5,817,983		12,335,866

Net Asset Value
Class A	$11.01	$—	$
Class B	$10.79	$—	$
Class C	$10.81	$—	$
Class I	$11.01	$—	$
Class R1	$10.93	$—	$
Class AMF	$—	$5.52		$5.52
Class H	$—	$—		$5.52

(a)	Reflects total combined net assets due to the reorganization.

The unrealized losses for the John Hancock Large Cap Select Fund and the AMF Large Cap Equity Fund as of the reorganization date were $4,832,448 and $5,634,817, respectively.

Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.

In September 2008, the FASB issued Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2009 (Unaudited)

Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161.” FAS 133-1 and FIN 45-4 are effective for fiscal years and interim periods ending after November 15, 2008. FAS 133-1 and FIN 45-4 require enhanced disclosures by sellers of credit derivatives and certain guarantees, including the nature of these derivatives, approximate terms, reasons for entering into these instruments, and status of payment/performance risk.

The Funds were not impacted by the adoption of these standards.

On April 9, 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Funds’ financial statements.

REPURCHASE AGREEMENTS

Obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

Each Fund, except the Money Market Fund, may purchase securities on a when-issued or delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased.

DIVIDENDS TO SHAREHOLDERS

Money Market Fund, Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund and U.S. Government Mortgage Fund:

Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

Large Cap Equity Fund:

Dividends from net investment income are declared and paid quarterly. Net short-term and long-term capital gains, if any, are declared and paid annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2009 (Unaudited)

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of dividend distribution and return of capital), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL TAXES

No provision is made for Federal income taxes as it is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

In June, 2006, FASB released Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first fiscal year beginning after December 15, 2006 and is to be applied to open tax years as of the effective date. Accordingly, the Funds were required to implement FIN 48 in their net assets value per share calculations as of April 30, 2008. Management has reviewed all open tax years with respect to the adoption of FIN 48, and has made the determination that there are no positions that will have an impact on the financial statements.

MANAGEMENT ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, amortization and accretion is recognized based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

B. Fees and transactions with affiliates were as follows:

Shay Assets Management, Inc. (SAMI) serves the Trust as investment adviser (the “Adviser”). David Adamson is the current President of SAMI. The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. (SISI). SISI is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust, and Rodger D. Shay, Jr., a member of the Board of Trustees and President of Shay Financial Services, Inc. (SFSI), also a wholly-owned subsidiary of SISI.

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2009 (Unaudited)

As compensation for investment advisory services, the Funds pay an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

The investment advisory fee rate for the Money Market Fund is 0.15% of the first $500 million, 0.125% of the next $500 million, and 0.10% of net assets in excess of $1 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.05% of average daily net assets for the six months ended April 30, 2009. The Adviser voluntarily waived an additional amount of $63,437 of its fees and reimbursed class specific expenses in Class D in the amount of $21,679 during the six months ended April 30, 2009.

The investment advisory fee rate for the Ultra Short Mortgage Fund is 0.45% of the first $3 billion, 0.35% of the next $2 billion, and 0.25% of net assets in excess of $5 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the six months ended April 30, 2009.

The investment advisory fee rate for the Ultra Short Fund is 0.45% of the average daily net assets. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the six months ended April 30, 2009.

The investment advisory fee rate for each of the Short U.S. Government Fund and the U.S. Government Mortgage Fund, computed separately, is 0.25% of the first $500 million, 0.175% of the next $500 million, 0.125% of the next $500 million, and 0.10% of net assets in excess of $1.5 billion.

The investment advisory fee rate for the Intermediate Mortgage Fund is 0.35% of the first $500 million, 0.275% of the next $500 million, 0.20% of the next $500 million, and 0.10% of net assets in excess of $1.5 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the six months ended April 30, 2009.

The investment advisory fee rate for the Large Cap Equity Fund is 0.65% of the first $250 million and 0.55% for assets over $250 million.

The Adviser has contractually agreed to reduce its advisory fees charged to the Money Market Fund (both Class I and Class D Shares), the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, to the extent that the daily ratio of operating expenses to average daily net assets of each Fund exceeds 0.75%. The Adviser has contractually agreed to reduce its advisory fees charged to the Large Cap Equity Fund, for a period of one year beginning February 20, 2009, to the extent that the daily ratio of operating expenses to average daily net assets of Class AMF Shares and Class H Shares exceed 1.30% and 0.90%, respectively.

SFSI serves the Trust as distributor (the “Distributor”). The Distributor is a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust, and Rodger D. Shay, Jr., a member of the Board of Trustees and the President of SFSI.

As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each Fund as follows:

The distribution fee rate for each of the Money Market Fund Class I Shares and Short U.S. Government Fund is based upon an annual percentage of the combined average daily net assets of both funds and is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $1 billion, and 0.075% of combined net assets in excess of $2 billion. The fee is allocated between the two Funds based on their relative average net assets. The Distributor voluntarily waived a portion of its 12b-1 fee for the Class I Shares of the Money Market Fund so that the Fund paid an amount equal to 0.05% of average daily net assets for the

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2009 (Unaudited)

six months ended April 30, 2009. The Distributor voluntarily waived an additional amount of its fees during the six months ended April 30, 2009. The Money Market Fund Class I distribution fee waivers amounted to $23,668 for the six months ended April 30, 2009.

The distribution fee rate for the Money Market Class D Shares is 0.60% of average daily net assets. The Distributor voluntarily waived a portion of the 12b-1 fees for the Class D Shares of the Money Market Fund so that the Fund paid an amount equal to 0.55% of average daily net assets for the six months ended April 30, 2009. The Distributor voluntarily waived an additional amount of its fees during the six months ended April 30, 2009. The Money Market Fund Class D distribution fee waivers amounted to $21,953 for the six months ended April 30, 2009.

The distribution fee rate for each of the Ultra Short Mortgage Fund and the Ultra Short Fund, computed separately, is 0.25% of average daily net assets. The Distributor voluntarily waived a portion of its fee so that the Ultra Short Mortgage Fund and the Ultra Short Fund paid an amount equal to 0.15% of average daily net assets for the six months ended April 30, 2009.

The distribution fee rate for each of the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, computed separately, is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $500 million, and 0.075% of net assets in excess of $1.5 billion.

The distribution fee rate for the Large Cap Equity Fund Class AMF Shares is 0.25% of average daily net assets. The Distributor waived a portion of its fee so that the Large Cap Equity Fund Class AMF Shares paid an amount equal to 0.15% of average daily net assets for the six months ended April 30, 2009. The Large Cap Equity Fund Class H Shares do not have a distribution fee.

Citi Fund Services Ohio, Inc. (“Citi”), serves the Trust as administrator (the “Administrator”), fund accountant and transfer agent (the “Transfer Agent”). Citi is a wholly-owned subsidiary of Citi Investor Services, Inc. The fee rate for Citi’s services for each of the Funds, computed separately, is as follows: 0.03% of the first $1 billion, 0.02% of the next $1 billion, and 0.01% of net assets in excess of $2 billion, with a minimum annual fee of $458,733 for the Trust. Citi also receives an account based fee and other servicing expenses.

Under a Compliance Services Agreement between the Funds’ and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid Citi $71,573 for the six months ended April 30, 2009, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by any such individuals as employees of Citi.

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2009 (Unaudited)

C. Transactions in shares of the Funds for the six months ended April 30, 2009, and the year ended October 31, 2008, were as follows:

	Money Market Fund

	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008

	(Unaudited)

Share transactions Class I:
Sale of shares	63,314,436	630,094,592
Shares issued to stockholders in reinvestment of dividends	16,565	2,699,524
Shares repurchased	(68,935,926)	(731,945,593)

Net (decrease)	(5,604,925)	(99,151,477)
Shares Outstanding
Beginning of year	32,579,887	131,731,364

End of period	26,974,962	32,579,887

Share transactions Class D:
Sale of shares	27,657,516	310,578,699
Shares issued to stockholders in reinvestment of dividends	1,193	963,972
Shares repurchased	(36,363,232)	(355,564,170)

Net (decrease)	(8,704,523)	(44,021,499)
Shares Outstanding
Beginning of year	14,136,335	58,157,834

End of period	5,431,812	14,136,335

	Ultra Short Mortgage Fund		Ultra Short Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008	April 30, 2009	October 31, 2008

	(Unaudited)		(Unaudited)
Share transactions:
Sale of shares	—	5,733,578	—	1,021,178
Shares issued to stockholders in reinvestment of dividends	449,365	2,705,379	9,842	187,957
Shares repurchased	(5,310,461)	(44,805,380)	(595,807)	(6,353,777)
In-Kind shares repurchased	(4,384,808)	(50,027,909)	(1,003,009)	(9,362,048)

Net (decrease)	(9,245,904)	(86,394,332)	(1,588,974)	(14,506,690)
Shares Outstanding
Beginning of year	135,270,316	221,664,648	5,791,673	20,298,363

End of period	126,024,412	135,270,316	4,202,699	5,791,673

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2009 (Unaudited)

	Short U.S. Government Fund		Intermediate Mortgage Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008	April 30, 2009	October 31, 2008

	(Unaudited)		(Unaudited)
Share transactions:
Sale of shares	—	1,409,924	—	66
Shares issued to stockholders in reinvestment of dividends	39,055	275,471	17,039	179,820
Shares repurchased	(213,745)	(4,206,581)	(504,927)	(4,479,903)
In-Kind shares repurchased	(2,266,709)	(3,778,911)	(3,311,911)	(8,379,443)

Net (decrease)	(2,441,399)	(6,300,097)	(3,799,799)	(12,679,460)
Shares Outstanding
Beginning of year	6,522,025	12,822,122	12,551,325	25,230,785

End of period	4,080,626	6,522,025	8,751,526	12,551,325

	U.S. Government Mortgage Fund

	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008

	(Unaudited)

Share transactions:
Sale of shares	—	1,060
Shares issued to stockholders in reinvestment of dividends	22,539	167,690
Shares repurchased	(121,491)	(4,907,071)
In-Kind shares repurchased	(2,664,506)	(1,441,349)

Net (decrease)	(2,763,458)	(6,179,670)
Shares Outstanding
Beginning of period	6,753,416	12,933,086

End of period	3,989,958	6,753,416

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2009 (Unaudited)

	Large Cap Equity Fund

	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008

	(Unaudited)

Share transactions Class AMF:
Sale of shares	11,234	28,685
Shares issued due to reorganization	6,081,030	—
Shares issued to stockholders in reinvestment of dividends	116,962	391,820
Shares repurchased	(670,478)	(183,714)

Net increase	5,538,748	236,791
Shares Outstanding
Beginning of year	5,724,138	5,487,347

End of period	11,262,886	5,724,138

Share transactions Class H:*
Sale of shares	8,364	—
Shares issued due to reorganization	436,853	—
Shares issued to stockholders in reinvestment of dividends	1,064	—
Shares repurchased	(12,354)	—

Net increase	433,927	—
Shares Outstanding
Beginning of period	—	—

End of period	433,927	—

*	Large Cap Equity Fund Class H Shares commenced operations on February 20, 2009.

D. At April 30, 2009, Net Assets consisted of the following:

		Ultra		Short		U.S.	Large
	Money	Short	Ultra	U.S.	Intermediate	Government	Cap
	Market	Mortgage	Short	Government	Mortgage	Mortgage	Equity
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Capital	$32,574,351	$1,343,789,801	$57,813,588	$49,537,506	$108,922,840	$52,189,603	$74,839,551
Accumulated net investment income/(loss)	—	665,158	49,363	(47,182)	50,783	(1,192)	46,823
Accumulated net realized gain/(loss)	(181,849)	(110,066,466)	(15,584,639)	(6,743,753)	(29,791,947)	(11,310,970)	(1,714,569)
Net unrealized appreciation/(depreciation) of investments	—	(350,749,708)	(19,030,620)	(5,143,464)	(34,280,727)	(6,051,018)	(1,617,375)

Net Assets	$32,392,502	$883,638,785	$23,247,692	$37,603,107	$44,900,949	$34,826,423	$71,554,430

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2009 (Unaudited)

E. At April 30, 2009, liabilities for the Funds included:

		Ultra		Short		U.S.	Large
	Money	Short	Ultra	U.S.	Intermediate	Government	Cap
	Market	Mortgage	Short	Government	Mortgage	Mortgage	Equity
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Investment advisory fee payable	$1,490	$181,788	$4,840	$9,675	$9,398	$7,153	$37,673
Administration fee payable	269	6,745	179	287	344	265	486
Distribution fee payable	4,690	109,073	2,904	5,805	5,639	4,292	8,428
Fund accounting fee payable	60	11,252	4,407	2,042	3,011	1,479	20
Transfer agent fee payable	6,300	13,893	1,768	832	510	357	1,481
Chief Compliance Officer payable	4,768	78,066	2,664	2,910	3,488	2,326	99
Distributions payable	758	2,834,782	136,300	102,556	280,227	113,481	—
Capital shares redeemed payable	—	6,606	160	—	—	—	44,855
Other liabilities	64,948	742,745	45,917	33,653	44,554	26,517	2,411

F. For the six months ended April 30, 2009, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:

	Ultra		Short		U.S.	Large
	Short	Ultra	U.S.	Intermediate	Government	Cap
	Mortgage	Short	Government	Mortgage	Mortgage	Equity
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$360,369,842	$2,572,048	$24,793,714	$16,268,225	$13,520,742	$5,077,802
Sales	315,479,700	4,869,328	30,651,790	17,789,788	14,527,118	7,002,983

For the six months ended April 30, 2009, purchases and sales of U.S. Government securities, other than short-term investments, were as follows:

	Ultra		Short		U.S.
	Short	Ultra	U.S.	Intermediate	Government
	Mortgage	Short	Government	Mortgage	Mortgage
	Fund	Fund	Fund	Fund	Fund

Purchases	$360,369,002	$2,571,875	$24,793,714	$16,266,460	$13,520,742
Sales	268,476,860	3,337,770	30,394,484	15,851,893	14,379,290

G. FEDERAL INCOME TAX INFORMATION:

The tax characteristics of distributions paid to shareholders during the fiscal years ended October 31, 2008, and 2007 were as follows:

	Distributions paid from	Total Taxable	Total Distributions
2008	Ordinary Income	Distributions	Paid*

Money Market Fund	$5,439,293	$5,439,293	$5,439,293
Ultra Short Mortgage Fund	82,186,692	82,186,692	82,186,692
Ultra Short Fund	7,202,634	7,202,634	7,202,634
Short U.S. Government Fund	5,095,794	5,095,794	5,095,794
Intermediate Mortgage Fund	8,943,448	8,943,448	8,943,448
U.S. Government Mortgage Fund	4,843,018	4,843,018	4,843,018

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2009 (Unaudited)

	Distributions paid from	Total Taxable	Total Distributions
2007	Ordinary Income	Distributions	Paid*

Money Market Fund	$9,104,277	$9,104,277	$9,104,277
Ultra Short Mortgage Fund	115,492,750	115,492,750	115,492,750
Ultra Short Fund	10,705,581	10,705,581	10,705,581
Short U.S. Government Fund	7,425,876	7,425,876	7,425,876
Intermediate Mortgage Fund	12,846,052	12,846,052	12,846,052
U.S. Government Mortgage Fund	7,469,556	7,469,556	7,469,556

*	Total distributions paid differ from the Statement of Changes in Net Assets because dividends are recognized when actually paid for federal income tax purposes.

The tax characteristics of distributions paid to shareholders during the periods ended October 31, 2008, and 2007 and December 31, 2006 for the Large Cap Equity Fund were as follows:

	Distributions paid from	Net Long	Total Taxable	Tax Return	Total Distributions
2008	Ordinary Income	Term Gains	Distributions	of Capital	Paid

Large Cap Equity Fund	$680,847	$5,389,677	$6,070,524	$—	$6,070,524

	Distributions paid from	Net Long	Total Taxable	Tax Return	Total Distributions
2007	Ordinary Income	Term Gains	Distributions	of Capital	Paid

Large Cap Equity Fund**	$285,078	$—	$285,078	$—	$285,078

	Distributions paid from	Net Long	Total Taxable	Tax Return	Total Distributions
2006	Ordinary Income	Term Gains	Distributions	of Capital	Paid

Large Cap Equity Fund	$928,638	$6,088,743	$7,017,381	$3,839	$7,021,220

**	Fiscal Period from January 1, 2007 to October 31, 2007

At April 30, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Money Market Fund	$32,447,000	$—	$—	$—
Ultra Short Mortgage Fund	1,234,051,816	3,857,793	(354,647,772)	(350,789,979)
Ultra Short Fund	42,271,938	47,943	(19,078,563)	(19,030,620)
Short U.S. Government Fund	42,677,707	218,294	(5,361,706)	(5,143,412)
Intermediate Mortgage Fund	79,199,188	609,325	(34,888,360)	(34,279,035)
U.S. Government Mortgage Fund	39,927,494	1,070,004	(7,119,353)	(6,049,349)
Large Cap Equity Fund	72,567,585	11,300,385	(12,917,760)	(1,617,375)

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2009 (Unaudited)

As of October 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

		Undistributed					Total
	Undistributed	Long Term			Accumulated	Unrealized	Accumulated
	Ordinary	Capital	Accumulated	Distributions	Capital and	Appreciation/	Earnings
	Income	Gains	Earnings	Payable	Other Losses***	(Depreciation)***	(Deficit)

Money Market Fund	$3,449	$—	$3,449	$(3,449)	$(181,849)	$—	$(181,849)
Ultra Short Mortgage Fund	4,277,709	—	4,277,709	(3,672,435)	(103,448,863)	(263,778,735)	(366,622,324)
Ultra Short Fund	257,941	—	257,941	(207,146)	(12,679,064)	(15,779,655)	(28,407,924)
Short U.S. Government Fund	109,517	—	109,517	(155,679)	(5,109,205)	(6,555,742)	(11,711,109)
Intermediate Mortgage Fund	473,108	—	473,108	(453,272)	(13,586,677)	(36,570,768)	(50,137,609)
U.S. Government Mortgage Fund	228,052	—	228,052	(244,535)	(7,770,053)	(8,972,725)	(16,759,261)
Large Cap Equity Fund	109,548	758,665	868,213	—	—	1,560,116	2,428,329

***	For federal income tax purposes at October 31, 2008, the following Funds had capital loss carry-forwards. All losses are available to offset future realized capital gains, if any.

At October 31, 2008, the following Funds had capital loss carry-forwards available to offset future net capital gains through the indicated expiration dates:

Fund	Amount	Expires	Amount	Expires

Money Market Fund	$181,035	2011	$407	2015
Money Market Fund	407	2013
Ultra Short Mortgage Fund	2,995,058	2010	13,969,341	2014
Ultra Short Mortgage Fund	33,378,700	2011	1,808,482	2015
Ultra Short Mortgage Fund	24,633,492	2012	7,491,105	2016
Ultra Short Mortgage Fund	19,172,685	2013
Ultra Short Fund	1,342,312	2010	1,784,218	2014
Ultra Short Fund	1,849,300	2011	1,128,003	2015
Ultra Short Fund	1,616,100	2012	3,451,774	2016
Ultra Short Fund	1,507,357	2013
Short U.S. Government Fund	236,551	2011	880,563	2014
Short U.S. Government Fund	757,854	2012	357,577	2015
Short U.S. Government Fund	1,805,629	2013	1,071,031	2016
Intermediate Mortgage Fund	312,894	2010	2,863,116	2014
Intermediate Mortgage Fund	3,013,622	2011	1,013,863	2015
Intermediate Mortgage Fund	2,261,965	2012	2,299,353	2016
Intermediate Mortgage Fund	1,821,864	2013
U.S. Government Mortgage Fund	181,530	2010	3,057,928	2014
U.S. Government Mortgage Fund	1,808,782	2011
U.S. Government Mortgage Fund	2,721,813	2012

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (concluded)
APRIL 30, 2009 (Unaudited)

To the extent that these carry-forwards are used to offset future capital gains, it is probable that the gains to offset will not be distributed to shareholders. During the fiscal year ended October 31, 2008, the Money Market Fund, Ultra Short Mortgage Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, and U.S. Government Mortgage Fund had net capital loss carry-forward amounts expire of $14,744, $1,824,665, $1,193,651, $2,029,049, and $2,276,740, respectively.

Dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales. To the extent these differences are permanent, adjustments are made to the appropriate components of net assets in the period that these differences arise.

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION
APRIL 30, 2009 (Unaudited)
DISCLOSURE REGARDING ANNUAL REVIEW OF
ASSET MANAGEMENT FUND’S INVESTMENT ADVISORY AGREEMENTS
The Board of Trustees of Asset Management Fund (the “Trust”) approved the renewal of the investment advisory agreement for each series of the Trust (each, a “Fund” and collectively, the “Funds”) with the Funds’ investment adviser, Shay Assets Management, Inc. (the “Investment Adviser”), at a meeting on January 30, 2009. In considering renewal of the investment advisory agreements (“Investment Advisory Agreements”), the Board of Trustees (the “Board”) received a recommendation from the Independent Trustees for the renewal of each Investment Advisory Agreement.

In preparation for their review process, the Independent Trustees met with the Trust’s counsel and discussed the type and nature of information to be provided and sent a formal request for information to the Investment Adviser. The Investment Adviser provided information in response to the request. Among other information, the Independent Trustees reviewed materials to assess the services provided by the Investment Adviser, information comparing the performance, investment advisory fees and expense ratios of each Fund to other mutual funds, and information about the profitability of the Investment Advisory Agreements to the Investment Adviser, economies of scale and fall-out benefits to the Investment Adviser and its affiliates as a result of its relationship with the Funds. The Independent Trustees also received a memorandum from Trust counsel advising them of their duties and responsibilities in connection with the review of the Investment Advisory Agreements. In considering renewal of the Investment Advisory Agreements, the Independent Trustees met independently of management and of the interested Trustees to review and discuss materials received from the Investment Adviser and Trust counsel. The Independent Trustees noted that the Board also received regular information throughout the year regarding the performance and operating results of each Fund. Based upon the information reviewed and their accumulated experience as Board members in working with the Investment Adviser and overseeing the Funds, the Independent Trustees determined to recommend renewal of the Investment Advisory Agreements.

Based upon the recommendation from the Independent Trustees as well as its own review, the Board concluded that it was in the best interest of each Fund to continue the Investment Advisory Agreements. In reaching this conclusion for each Fund, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Nature, Quality and Extent of Services.  The Board considered the nature, quality and extent of services provided under the Investment Advisory Agreements. The Board reviewed the experience and skills of senior management and the investment management team and the organizational stability of the Investment Adviser. The Board also considered the Investment Adviser’s ability to manage investments that met the special needs of the shareholders of the Funds. The Board also considered the compliance program established by the Investment Adviser and the level of compliance attained by the Investment Adviser. The Board additionally considered the portfolio securities valuation services provided by the Investment Adviser for certain Funds.

Investment Performance.  The Board reviewed each Fund’s investment performance for the fiscal year ended October 31, 2008 and compared this information to the performance of a peer group of funds in the same Lipper category based on Lipper Inc. information and data. The Board also reviewed comparative performance for longer term periods, including one-, three-, five- and ten- year periods. The Board also reviewed each Fund’s investment performance as compared to appropriate market indices for the one-, five- and ten-year periods, as

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
APRIL 30, 2009 (Unaudited)
DISCLOSURE REGARDING ANNUAL REVIEW OF
ASSET MANAGEMENT FUND’S INVESTMENT ADVISORY AGREEMENTS (continued)

applicable. The Board considered whether investment results were consistent with a Fund’s investment objective and policies and noted that the Funds (other than the Ultra Short Fund and the Large Cap Equity Fund) limit their investments and investment techniques in order to qualify for investment without specific statutory limitation by national banks, federal savings associations and federal credit unions under current applicable federal regulations while the peer group of funds for the most part are not subject to such limitations. For the Money Market Fund, the Board reviewed the performance of the Class I Shares, which was compared to the Lipper Institutional U.S. Government Money Market Funds category. In reviewing the performance of the Money Market Fund, the Board noted the impact of the size of the fund on performance. With respect to the Large Cap Equity Fund, the Board noted its first quartile performance for one year, and that as of December 31, 2008, the Fund had performed above or approximately at the average for each of the one-, three-, five- and ten-year periods. For the fixed income Funds, the Board noted the extraordinary market circumstances and their disproportionate affect on certain of the Funds. In particular the Board considered that the underperformance of these Funds was the result of the Funds’ holdings in private label securities that were more severely impacted by market conditions. The Board also took into account the Investment Adviser’s adherence to its investment style, the complexities of the securities held by the Funds and the analysis necessary to manage the portfolios and the Investment Adviser’s familiarity with the securities held by the Funds. On the basis of this evaluation and its ongoing review of investment results, the Board concluded that the Funds were best served by continuing to employ the Investment Adviser to manage the assets of the Funds.

Fees and Expenses.  The Board reviewed each Fund’s investment advisory fees and total expense ratios. The Board received information, based upon Lipper Inc. data comparing each Fund’s investment advisory fee and total expense ratio to the investment advisory fees and total expense ratios of funds in a peer group. The Board also received information on fee waivers and/or reimbursements and noted that all of the Funds, other than the Short U.S. Government Fund, U.S. Government Mortgage Fund and the Large Cap Equity Fund, are currently benefiting from fee waivers. The information provided to the Board showed that each Fund’s investment advisory fee, with the exception of the Large Cap Equity Fund, after taking into account fee waivers was below the average of the Lipper peer group. The information also showed that the actual total expense ratio of each Fund was within a reasonable range of the peer group average. The Board noted that historically the Investment Adviser has waived fees consistent with the current waiver levels. With respect to the Large Cap Equity Fund, the Board concluded that the fees paid by the Fund were competitive with the fees paid by similar mutual funds of a similar size. The Board also concluded that the contractual advisory fees are within a reasonable range of the peer group average and that the Investment Adviser has indicated an intention to continue the current level of voluntary waivers for the Ultra Short Mortgage Fund, Ultra Short Fund and Intermediate Mortgage Fund. The Board considered the level of attention and expertise needed to manage the Fund’s assets, and in particular the private label securities, in order to maximize value for shareholders. On the basis of all information provided, the Board concluded that the investment advisory fees charged by the Investment Adviser for managing each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Investment Adviser.

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
APRIL 30, 2009 (Unaudited)
DISCLOSURE REGARDING ANNUAL REVIEW OF
ASSET MANAGEMENT FUND’S INVESTMENT ADVISORY AGREEMENTS (continued)

Profitability.  The Board considered certain financial information related to the costs and profitability of the Investment Adviser’s Investment Advisory Agreements with the Funds. The Board also considered that for the Money Market Fund, the net income generated from the advisory relationship was negative. The Board also received the financial statements of the Investment Adviser and its parent company, Shay Investment Services, Inc., for various periods. Based upon the information provided, the Board concluded that the profits realized by the Investment Adviser in connection with the management of the Funds were not unreasonable.

Economies of Scale.  The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Board noted that the current fee structure is comprised of breakpoints for each Fund except for the Ultra Short Fund. The Board concluded that, given the size of the Ultra Short Fund, breakpoints were not necessary at this time. The Board also considered whether the investment advisory fee rate for each Fund is reasonable in relation to the size of such Fund. The Board concluded that the investment advisory fee schedule reflects an appropriate level of sharing of any economies of scale.

Other Benefits to the Investment Adviser.  The Board also considered the character and amount of other incidental benefits received by the Investment Adviser and its affiliate, Shay Financial Services, Inc., which acts as the Trust’s Distributor, as a result of the Investment Adviser’s relationship with the Funds. The Board considered payments under the Funds’ Rule 12b-1 Plan to the Distributor and noted that the Distributor reported a net loss on distribution services provided to the Trust during the fiscal year ended October 31, 2008. The Board considered the advantage that the Distributor’s knowledge of its clients’ circumstances offers the Funds. The Board noted that the Distributor does not execute portfolio transactions on behalf of the Funds. The Board also considered that the Investment Adviser does not use brokerage of the Funds to obtain third party research.

Conclusion.  Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Investment Advisory Agreements continue to be fair and reasonable and that continuance of the Agreements is in the best interests of each Fund.

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
APRIL 30, 2009 (Unaudited)

A. SECURITY ALLOCATION:

Money Market Fund

Percentage of
Security Allocation	Net Assets

Repurchase Agreements	100.2%

Total	100.2%

Ultra Short Mortgage Fund

Percentage of
Security Allocation	Net Assets

Adjustable Rate Mortgage-Related Securities	61.8%
Fixed Rate Mortgage-Related Securities	35.5%
Repurchase Agreements	2.7%

Total	100.0%

Ultra Short Fund

Percentage of
Security Allocation	Net Assets

Adjustable Rate Mortgage-Related Securities	80.6%
Fixed Rate Mortgage-Related Securities	13.9%
Repurchase Agreements	5.5%

Total	100.0%

Short U.S. Government Fund

Percentage of
Security Allocation	Net Assets

Fixed Rate Mortgage-Related Securities	49.4%
Adjustable Rate Mortgage-Related Securities	45.5%
Repurchase Agreements	4.9%

Total	99.8%

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
APRIL 30, 2009 (Unaudited)

Intermediate Mortgage Fund

Percentage of
Security Allocation	Net Assets

Fixed Rate Mortgage-Related Securities	71.5%
Adjustable Rate Mortgage-Related Securities	24.8%
Repurchase Agreements	3.7%

Total	100.0%

U.S. Government Mortgage Fund

Percentage of
Security Allocation	Net Assets

Fixed Rate Mortgage-Related Securities	79.8%
Adjustable Rate Mortgage-Related Securities	17.5%

Total	97.3%

Large Cap Equity Fund

Percentage of
Security Allocation	Net Assets

Common Stocks	96.7%
Cash Equivalents	2.5%

Total	99.2%

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
APRIL 30, 2009 (Unaudited)

B. EXPENSE COMPARISON:

As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 through April 30, 2009.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending Account	Expense Paid	Expense Ratio
		Account Value	Value	During Period*	During Period**
		11/1/08	4/30/09	11/1/08 - 4/30/09	11/1/08 - 4/30/09

Money Market Fund	Class I	$1,000.00	$1,000.50	$1.19	0.24%
	Class D	1,000.00	1,000.50	1.24	0.25%
Ultra Short Mortgage Fund		1,000.00	928.90	3.20	0.67%
Ultra Short Fund		1,000.00	835.20	3.96	0.87%
Short U.S. Government Fund		1,000.00	1,014.40	3.25	0.65%
Intermediate Mortgage Fund		1,000.00	832.20	3.32	0.73%
U.S. Government Mortgage Fund		1,000.00	1,009.10	3.34	0.67%
Large Cap Equity Fund	Class AMF	1,000.00	916.80	5.23	1.10%
	Class H***	1,000.00	1,112.20	1.80	0.90%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized

***	Class H Shares commenced operations on February 20, 2009. The expense ratio reflected is for the period from February 20, 2009 to April 30, 2009.

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
APRIL 30, 2009 (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending Account	Expense Paid	Expense Ratio
		Account Value	Value	During Period*	During Period**
		11/1/08	4/30/09	11/1/08 - 4/30/09	11/1/08 - 4/30/09

Money Market Fund	Class I	$1,000.00	$1,023.60	$1.20	0.24%
	Class D	1,000.00	1,023.55	1.25	0.25%
Ultra Short Mortgage Fund		1,000.00	1,021.47	3.36	0.67%
Ultra Short Fund		1,000.00	1,020.48	4.36	0.87%
Short U.S. Government Fund		1,000.00	1,021.57	3.26	0.65%
Intermediate Mortgage Fund		1,000.00	1,021.17	3.66	0.73%
U.S. Government Mortgage Fund		1,000.00	1,021.47	3.36	0.67%
Large Cap Equity Fund	Class AMF	1,000.00	1,019.34	5.51	1.10%
	Class H***	1,000.00	1,012.61	1.71	0.90%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized

***	Class H Shares commenced operations on February 20, 2009. The expense ratio reflected is for the period from February 20, 2009 to April 30, 2009.

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (concluded)
APRIL 30, 2009 (Unaudited)

C. OTHER INFORMATION:

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

A complete schedules of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission of Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request, by calling 800-527-3713.

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DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, IL 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, IL 60606

ADMINISTRATOR AND TRANSFER AGENT
Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
The Bank of New York
One Wall Street
New York, NY 10286

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Broad Street, Suite 2100
Columbus, OH 43215

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert is David F. Holland, who is “independent” for purposes of this Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
6(a)(1) Not applicable.
6(b)(2) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Asset Management Fund

By (Signature and Title)	/s/ Arthur A. Jensen
Arthur A Jensen, Treasurer

Date July 2, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Arthur A. Jensen
Arthur A Jensen, Treasurer

Date July 2, 2009

By (Signature and Title)	/s/ Rodger D. Shay, Jr.
Rodger D. Shay, Jr.

Date July 1, 2009